Average Annual Total Returns - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - Fidelity ZERO Extended Market Index Fund	Dec. 30, 2023
Fidelity ZERO Extended Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.00%)
Since Inception	4.33%	[1]
Fidelity ZERO Extended Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.34%)
Since Inception	3.45%	[1]
Fidelity ZERO Extended Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.46%)
Since Inception	3.24%	[1]
IXYST
Average Annual Return:
Past 1 year	(18.15%)
Since Inception	4.27%	[1]

[1]	AFrom September 13, 2018.